Earnings per share	12 Months Ended
Dec. 31, 2020
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Earnings per share
31. Earnings per share
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	December 31, 2020	December 31, 2019

Weighted average number of ordinary shares used in the calculation of basic earnings per share	171,047,400	158,855,924
Dilutive impact of share options	1,369,750	—
Dilutive impact of restricted share units	433,838	526,058
Dilutive impact of performance share units and restricted share units with performance criteria	2,379,892	2,156,654

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	175,230,880	161,538,636

For the year ended December 31, 2020, 2,680,593 options (2019 - 5,714,491) were excluded from the dilutive weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.